CONVERTIBLE DEBENTURES (Details) - Fair value of the Convertible Debenture Warrant (8% Convertible Debenture Warrant [Member], USD $)	12 Months Ended
Nov. 11, 2013
8% Convertible Debenture Warrant [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Stock price on valuation date (in Dollars per share)	$ 0.20
Exercise price (in Dollars per share)	$ 0.378
Discount for lack of marketability	22.00%
Term (years)	3 years
Expected volatility	102.80%
Weighted average risk-free interest rate	0.60%
Number of warrants (in Shares)	9,249,472
Aggregate fair value (in Dollars)	$ 740,000